Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

5. PROPERTY AND EQUIPMENT

Property and equipment are stated at cost or estimated fair value for assets acquired through business combinations. Depreciation and amortization is provided using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized using the straight-line method over the shorter of the remaining lease term, including options that are deemed to be reasonably assured, or the estimated useful life of the improvement.

Property and equipment, net, as of September 30, 2020 and December 31, 2019 consisted of the following:

	Estimated Useful Life	September 30, 2020	December 31, 2019
Lab and test equipment	7 years	$17,755	$14,810
Vehicles	5 years	12,869	11,073
Equipment	3–7 years	31,539	29,922
Furniture and fixtures	7 years	2,854	1,119
Leasehold improvements	7 years	6,758	5,954
Aircraft	10 years	834	—
Building	39 years	2,975	—

		75,584	62,878
Land		725	—
Construction in progress		156	796
Less accumulated depreciation		(41,906)	(36,638)

Total property and equipment—net		$34,559	$27,036

Total depreciation expense included on the condensed consolidated statements of operations was $2.1 million and $6.1 million for the three and nine months ended September 30, 2020, respectively. Total depreciation expense included on the condensed consolidated statements of operations was $2.1 million and $5.9 million for the three and nine months ended September 30, 2019, respectively.

6. PROPERTY AND EQUIPMENT, NET

Property and equipment are stated at cost or estimated fair value for assets acquired through business combinations. Depreciation and amortization is provided using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized using the straight-line method over the shorter of the remaining lease term, including options that are deemed to be reasonably assured, or the estimated useful life of the improvement.

Property and equipment, net, as of December 31, 2019 and 2018 consisted of the following:

	Estimated Useful Life	2019	2018
Lab and test equipment	7 years	$14,810	$10,275
Vehicles	5 years	11,073	8,122
Equipment	3-7 years	29,922	25,468
Furniture and fixtures	7 years	1,119	1,004
Leasehold improvements	7 years	5,954	5,137

		62,878	50,006
Construction in progress		796

Less accumulated depreciation and amortization		(36,638)	(29,214)

Total property and equipment—net		$27,036	$20,792

Total depreciation expense included on the consolidated statements of operations was $7.7 million and $7.6 million for the years ended December 31, 2019 and 2018, respectively.